                               BISHOP STREET FUNDS

        EQUITY FUND, HIGH GRADE INCOME FUND, HAWAII MUNICIPAL BOND FUND,
                MONEY MARKET FUND AND TREASURY MONEY MARKET FUND

                           INSTITUTIONAL CLASS SHARES

                       SUPPLEMENT DATED FEBRUARY 25, 2000
                       TO PROSPECTUS DATED APRIL 30, 1999

The Supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

BancWest Corporation, the entity formed by the merger of First Hawaiian, Inc. and BancWest Corporation, has created an investment advisory subsidiary entitled Bishop Street Capital Management. On November 9, 1999, the Board of Trustees of the Trust approved Bishop Street Capital Management as the new Adviser to the Funds. This change became effective on February 22, 2000. Bishop Street Capital Management employs the same investment personnel that currently manage the Funds and the management and control of the new Adviser to the Funds, as well as the services provided, will remain the same.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               BISHOP STREET FUNDS

       EQUITY FUND, HIGH GRADE INCOME FUND AND HAWAII MUNICIPAL BOND FUND
                                 CLASS A SHARES

                       SUPPLEMENT DATED FEBRUARY 25, 2000
                        TO PROSPECTUS DATED JUNE 14, 1999

The Supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

BancWest Corporation, the entity formed by the merger of First Hawaiian, Inc. and BancWest Corporation, has created an investment advisory subsidiary entitled Bishop Street Capital Management. On November 9, 1999, the Board of Trustees of the Trust approved Bishop Street Capital Management as the new Adviser to the Funds. This change became effective on February 22, 2000. Bishop Street Capital Management employs the same investment personnel that currently manage the Funds and the management and control of the new Adviser to the Funds, as well as the services provided, will remain the same.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               BISHOP STREET FUNDS

                                MONEY MARKET FUND

                           INSTITUTIONAL CLASS SHARES

                       SUPPLEMENT DATED FEBRUARY 25, 2000
                       TO PROSPECTUS DATED APRIL 30, 1999

The Supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

BancWest Corporation, the entity formed by the merger of First Hawaiian, Inc. and BancWest Corporation, has created an investment advisory subsidiary entitled Bishop Street Capital Management. On November 9, 1999, the Board of Trustees of the Trust approved Bishop Street Capital Management as the new Adviser to the Fund. This change became effective on February 22, 2000. Bishop Street Capital Management employs the same investment personnel that currently manage the Fund and the management and control of the new Adviser to the Fund, as well as the services provided, will remain the same.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.